Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SMEAD FUNDS TRUST
Entity Central Index Key	0001614370
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000146930 [Member]
Shareholder Report [Line Items]
Fund Name	Smead Value Fund
Class Name	Class A
Trading Symbol	SVFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Smead Value Fund (“Fund”) for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Additional Information Phone Number	877-807-4122
Additional Information Website	smeadcap.com/smead-funds/forms/
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead Value Fund (Class A/SVFAX)	$56	1.22%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
In the first half of fiscal year 2025, the Smead Value Fund (Class A/SVFAX) lost (15.01)% versus a loss in the S&P 500 Index of (1.35)% and a loss in the Russell 1000 Value Index of (4.51)%.
TOP PERFORMANCE CONTRIBUTORS
Our biggest gainers in the fiscal period were eBay Inc. (EBAY), ULTA Beauty (ULTA), and Millrose Properties (MRP).
TOP PERFORMANCE DETRACTORS
The top detractors for the fiscal period were Lennar Corp (LEN), D.R. Horton (DHI), and Macerich (MAC).

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class A shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 2025	1 Year	5 Year	10 Year
Smead Value Fund (Class A/SVFAX) with sales charge	(16.26)%	12.51%	8.55%
Smead Value Fund (Class A/SVFAX)	(11.15)%	13.85%	9.20%
S&P 500® Index (Total Return)	13.52%	15.94%	12.86%
Russell 1000® Value Index (Total Return)	8.91%	13.02%	8.60%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit smeadcap.com/smead-funds/forms/ for the most recent performance information.
Net Assets	$ 4,448,078,252
Holdings Count | Holding	31
Investment Company Portfolio Turnover	7.50%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of May 31, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$4,448,078,252
Total number of portfolio holdings	31
Portfolio turnover rate	7.50%

Holdings [Text Block]
Graphical Representation of Holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Simon Property Group, Inc. – REIT	6.7%
Amgen, Inc.	5.3%
American Express Co.	5.2%
Macerich Co. (The) – REIT	5.2%
DR Horton, Inc.	4.7%
Merck & Co., Inc.	4.5%
Lennar Corp. – Class A	4.4%
Cenovus Energy, Inc.	4.3%
eBay, Inc.	4.3%
NVR, Inc.	4.1%
SECTOR ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Simon Property Group, Inc. – REIT	6.7%
Amgen, Inc.	5.3%
American Express Co.	5.2%
Macerich Co. (The) – REIT	5.2%
DR Horton, Inc.	4.7%
Merck & Co., Inc.	4.5%
Lennar Corp. – Class A	4.4%
Cenovus Energy, Inc.	4.3%
eBay, Inc.	4.3%
NVR, Inc.	4.1%

C000146929 [Member]
Shareholder Report [Line Items]
Fund Name	Smead Value Fund
Class Name	Class C
Trading Symbol	SVFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Smead Value Fund (“Fund”) for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Additional Information Phone Number	877-807-4122
Additional Information Website	smeadcap.com/smead-funds/forms/
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead Value Fund (Class C/SVFCX)	$83	1.80%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
In the first half of fiscal year 2025, the Smead Value Fund (Class C/SVFCX) lost (15.27)% versus a loss in the S&P 500 Index of (1.35)% and a loss in the Russell 1000 Value Index of (4.51)%.
TOP PERFORMANCE CONTRIBUTORS
Our biggest gainers in the fiscal period were eBay Inc. (EBAY), ULTA Beauty (ULTA), and Millrose Properties (MRP).
TOP PERFORMANCE DETRACTORS
The top detractors for the fiscal period were Lennar Corp (LEN), D.R. Horton (DHI), and Macerich (MAC).

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the completed fiscal years of the Class C shares since its inception on April 16, 2020. It assumes a $25,000 initial investment at inception in an appropriate, broad-based securities market index for the same period.
GROWTH OF $25,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 2025	1 Year	5 Year	Since Inception
Smead Value Fund (Class C/SVFCX)	(11.70)%	13.18%	15.46%
S&P 500® Index (Total Return)	13.52%	15.94%	17.50%
Russell 1000® Value Index (Total Return)	8.91%	13.02%	14.58%

Performance Inception Date	Apr. 16, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit smeadcap.com/smead-funds/forms/ for the most recent performance information.
Net Assets	$ 4,448,078,252
Holdings Count | Holding	31
Investment Company Portfolio Turnover	7.50%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of May 31, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$4,448,078,252
Total number of portfolio holdings	31
Portfolio turnover rate	7.50%

Holdings [Text Block]
Graphical Representation of Holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Simon Property Group, Inc. – REIT	6.7%
Amgen, Inc.	5.3%
American Express Co.	5.2%
Macerich Co. (The) – REIT	5.2%
DR Horton, Inc.	4.7%
Merck & Co., Inc.	4.5%
Lennar Corp. – Class A	4.4%
Cenovus Energy, Inc.	4.3%
eBay, Inc.	4.3%
NVR, Inc.	4.1%
SECTOR ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Simon Property Group, Inc. – REIT	6.7%
Amgen, Inc.	5.3%
American Express Co.	5.2%
Macerich Co. (The) – REIT	5.2%
DR Horton, Inc.	4.7%
Merck & Co., Inc.	4.5%
Lennar Corp. – Class A	4.4%
Cenovus Energy, Inc.	4.3%
eBay, Inc.	4.3%
NVR, Inc.	4.1%

C000146931 [Member]
Shareholder Report [Line Items]
Fund Name	Smead Value Fund
Class Name	Class I1
Trading Symbol	SVFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Smead Value Fund (“Fund”) for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Additional Information Phone Number	877-807-4122
Additional Information Website	smeadcap.com/smead-funds/forms/
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead Value Fund (Class I1/SVFFX)	$44	0.95%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
In the first half of fiscal year 2025, the Smead Value Fund (Class I1/SVFFX) lost (14.90)% versus a loss in the S&P 500 Index of (1.35)% and a loss in the Russell 1000 Value Index of (4.51)%.
TOP PERFORMANCE CONTRIBUTORS
Our biggest gainers in the fiscal period were eBay Inc. (EBAY), ULTA Beauty (ULTA), and Millrose Properties (MRP).
TOP PERFORMANCE DETRACTORS
The top detractors for the fiscal period were Lennar Corp (LEN), D.R. Horton (DHI), and Macerich (MAC).

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class I1 shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 2025	1 Year	5 Year	10 Year
Smead Value Fund (Class I1/SVFFX)	(10.92)%	14.15%	9.47%
S&P 500® Index (Total Return)	13.52%	15.94%	12.86%
Russell 1000® Value Index (Total Return)	8.91%	13.02%	8.60%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit smeadcap.com/smead-funds/forms/ for the most recent performance information.
Net Assets	$ 4,448,078,252
Holdings Count | Holding	31
Investment Company Portfolio Turnover	7.50%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of May 31, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$4,448,078,252
Total number of portfolio holdings	31
Portfolio turnover rate	7.50%

Holdings [Text Block]
Graphical Representation of Holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Simon Property Group, Inc. – REIT	6.7%
Amgen, Inc.	5.3%
American Express Co.	5.2%
Macerich Co. (The) – REIT	5.2%
DR Horton, Inc.	4.7%
Merck & Co., Inc.	4.5%
Lennar Corp. – Class A	4.4%
Cenovus Energy, Inc.	4.3%
eBay, Inc.	4.3%
NVR, Inc.	4.1%
SECTOR ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Simon Property Group, Inc. – REIT	6.7%
Amgen, Inc.	5.3%
American Express Co.	5.2%
Macerich Co. (The) – REIT	5.2%
DR Horton, Inc.	4.7%
Merck & Co., Inc.	4.5%
Lennar Corp. – Class A	4.4%
Cenovus Energy, Inc.	4.3%
eBay, Inc.	4.3%
NVR, Inc.	4.1%

C000146933 [Member]
Shareholder Report [Line Items]
Fund Name	Smead Value Fund
Class Name	Class R1
Trading Symbol	SVFDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Smead Value Fund (“Fund”) for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Additional Information Phone Number	877-807-4122
Additional Information Website	smeadcap.com/smead-funds/forms/
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead Value Fund (Class R1/SVFDX)	$73	1.59%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
In the first half of fiscal year 2025, the Smead Value Fund (Class R1/SVFDX) lost (15.17)% versus a loss in the S&P 500 Index of (1.35)% and a loss in the Russell 1000 Value Index of (4.51)%.
TOP PERFORMANCE CONTRIBUTORS
Our biggest gainers in the fiscal period were eBay Inc. (EBAY), ULTA Beauty (ULTA), and Millrose Properties (MRP).
TOP PERFORMANCE DETRACTORS
The top detractors for the fiscal period were Lennar Corp (LEN), D.R. Horton (DHI), and Macerich (MAC).

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class R1 shares. It assumes a $25,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $25,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 2025	1 Year	5 Year	10 Year
Smead Value Fund (Class R1/SVFDX)	(11.57)%	13.54%	8.88%
S&P 500® Index (Total Return)	13.52%	15.94%	12.86%
Russell 1000® Value Index (Total Return)	8.91%	13.02%	8.60%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit smeadcap.com/smead-funds/forms/ for the most recent performance information.
Net Assets	$ 4,448,078,252
Holdings Count | Holding	31
Investment Company Portfolio Turnover	7.50%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of May 31, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$4,448,078,252
Total number of portfolio holdings	31
Portfolio turnover rate	7.50%

Holdings [Text Block]
Graphical Representation of Holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Simon Property Group, Inc. – REIT	6.7%
Amgen, Inc.	5.3%
American Express Co.	5.2%
Macerich Co. (The) – REIT	5.2%
DR Horton, Inc.	4.7%
Merck & Co., Inc.	4.5%
Lennar Corp. – Class A	4.4%
Cenovus Energy, Inc.	4.3%
eBay, Inc.	4.3%
NVR, Inc.	4.1%
SECTOR ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Simon Property Group, Inc. – REIT	6.7%
Amgen, Inc.	5.3%
American Express Co.	5.2%
Macerich Co. (The) – REIT	5.2%
DR Horton, Inc.	4.7%
Merck & Co., Inc.	4.5%
Lennar Corp. – Class A	4.4%
Cenovus Energy, Inc.	4.3%
eBay, Inc.	4.3%
NVR, Inc.	4.1%

C000146934 [Member]
Shareholder Report [Line Items]
Fund Name	Smead Value Fund
Class Name	Class R2
Trading Symbol	SVFKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Smead Value Fund (“Fund”) for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Additional Information Phone Number	877-807-4122
Additional Information Website	smeadcap.com/smead-funds/forms/
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead Value Fund (Class R2/SVFKX)	$66	1.44%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
In the first half of fiscal year 2025, the Smead Value Fund (Class R2/SVFKX) lost (15.11)% versus a loss in the S&P 500 Index of (1.35)% and a loss in the Russell 1000 Value Index of (4.51)%.
TOP PERFORMANCE CONTRIBUTORS
Our biggest gainers in the fiscal period were eBay Inc. (EBAY), ULTA Beauty (ULTA), and Millrose Properties (MRP).
TOP PERFORMANCE DETRACTORS
The top detractors for the fiscal period were Lennar Corp (LEN), D.R. Horton (DHI), and Macerich (MAC).

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class R2 shares. It assumes a $25,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $25,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 2025	1 Year	5 Year	10 Year
Smead Value Fund (Class R2/SVFKX)	(11.45)%	13.60%	9.30%
S&P 500® Index (Total Return)	13.52%	15.94%	12.86%
Russell 1000® Value Index (Total Return)	8.91%	13.02%	8.60%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit smeadcap.com/smead-funds/forms/ for the most recent performance information.
Net Assets	$ 4,448,078,252
Holdings Count | Holding	31
Investment Company Portfolio Turnover	7.50%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of May 31, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$4,448,078,252
Total number of portfolio holdings	31
Portfolio turnover rate	7.50%

Holdings [Text Block]
Graphical Representation of Holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Simon Property Group, Inc. – REIT	6.7%
Amgen, Inc.	5.3%
American Express Co.	5.2%
Macerich Co. (The) – REIT	5.2%
DR Horton, Inc.	4.7%
Merck & Co., Inc.	4.5%
Lennar Corp. – Class A	4.4%
Cenovus Energy, Inc.	4.3%
eBay, Inc.	4.3%
NVR, Inc.	4.1%
SECTOR ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Simon Property Group, Inc. – REIT	6.7%
Amgen, Inc.	5.3%
American Express Co.	5.2%
Macerich Co. (The) – REIT	5.2%
DR Horton, Inc.	4.7%
Merck & Co., Inc.	4.5%
Lennar Corp. – Class A	4.4%
Cenovus Energy, Inc.	4.3%
eBay, Inc.	4.3%
NVR, Inc.	4.1%

C000146937 [Member]
Shareholder Report [Line Items]
Fund Name	Smead Value Fund
Class Name	Class Y
Trading Symbol	SVFYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Smead Value Fund (“Fund”) for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Additional Information Phone Number	877-807-4122
Additional Information Website	smeadcap.com/smead-funds/forms/
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead Value Fund (Class Y/SVFYX)	$37	0.80%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
In the first half of fiscal year 2025, the Smead Value Fund (Class Y/SVFYX) lost (14.84)% versus a loss in the S&P 500 Index of (1.35)% and a loss in the Russell 1000 Value Index of (4.51)%.
TOP PERFORMANCE CONTRIBUTORS
Our biggest gainers in the fiscal period were eBay Inc. (EBAY), ULTA Beauty (ULTA), and Millrose Properties (MRP).
TOP PERFORMANCE DETRACTORS
The top detractors for the fiscal period were Lennar Corp (LEN), D.R. Horton (DHI), and Macerich (MAC).

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class Y shares. It assumes a $10,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 2025	1 Year	5 Year	10 Year
Smead Value Fund (Class Y/SVFYX)	(10.86)%	14.26%	9.60%
S&P 500® Index (Total Return)	13.52%	15.94%	12.86%
Russell 1000® Value Index (Total Return)	8.91%	13.02%	8.60%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit smeadcap.com/smead-funds/forms/ for the most recent performance information.
Net Assets	$ 4,448,078,252
Holdings Count | Holding	31
Investment Company Portfolio Turnover	7.50%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of May 31, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$4,448,078,252
Total number of portfolio holdings	31
Portfolio turnover rate	7.50%

Holdings [Text Block]
Graphical Representation of Holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Simon Property Group, Inc. – REIT	6.7%
Amgen, Inc.	5.3%
American Express Co.	5.2%
Macerich Co. (The) – REIT	5.2%
DR Horton, Inc.	4.7%
Merck & Co., Inc.	4.5%
Lennar Corp. – Class A	4.4%
Cenovus Energy, Inc.	4.3%
eBay, Inc.	4.3%
NVR, Inc.	4.1%
SECTOR ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Simon Property Group, Inc. – REIT	6.7%
Amgen, Inc.	5.3%
American Express Co.	5.2%
Macerich Co. (The) – REIT	5.2%
DR Horton, Inc.	4.7%
Merck & Co., Inc.	4.5%
Lennar Corp. – Class A	4.4%
Cenovus Energy, Inc.	4.3%
eBay, Inc.	4.3%
NVR, Inc.	4.1%

C000146928 [Member]
Shareholder Report [Line Items]
Fund Name	Smead Value Fund
Class Name	Investor Class
Trading Symbol	SMVLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Smead Value Fund (“Fund”) for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Additional Information Phone Number	877-807-4122
Additional Information Website	smeadcap.com/smead-funds/forms/
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead Value Fund (Investor Class/SMVLX)	$56	1.22%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
In the first half of fiscal year 2025, the Smead Value Fund (Investor Class/SMVLX) lost (15.01)% versus a loss in the S&P 500 Index of (1.35)% and a loss in the Russell 1000 Value Index of (4.51)%.
TOP PERFORMANCE CONTRIBUTORS
Our biggest gainers in the fiscal period were eBay Inc. (EBAY), ULTA Beauty (ULTA), and Millrose Properties (MRP).
TOP PERFORMANCE DETRACTORS
The top detractors for the fiscal period were Lennar Corp (LEN), D.R. Horton (DHI), and Macerich (MAC).

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 2025	1 Year	5 Year	10 Year
Smead Value Fund (Investor Class/SMVLX)	(11.18)%	13.84%	9.17%
S&P 500® Index (Total Return)	13.52%	15.94%	12.86%
Russell 1000® Value Index (Total Return)	8.91%	13.02%	8.60%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit smeadcap.com/smead-funds/forms/ for the most recent performance information.
Net Assets	$ 4,448,078,252
Holdings Count | Holding	31
Investment Company Portfolio Turnover	7.50%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of May 31, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$4,448,078,252
Total number of portfolio holdings	31
Portfolio turnover rate	7.50%

Holdings [Text Block]
Graphical Representation of Holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Simon Property Group, Inc. – REIT	6.7%
Amgen, Inc.	5.3%
American Express Co.	5.2%
Macerich Co. (The) – REIT	5.2%
DR Horton, Inc.	4.7%
Merck & Co., Inc.	4.5%
Lennar Corp. – Class A	4.4%
Cenovus Energy, Inc.	4.3%
eBay, Inc.	4.3%
NVR, Inc.	4.1%
SECTOR ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Simon Property Group, Inc. – REIT	6.7%
Amgen, Inc.	5.3%
American Express Co.	5.2%
Macerich Co. (The) – REIT	5.2%
DR Horton, Inc.	4.7%
Merck & Co., Inc.	4.5%
Lennar Corp. – Class A	4.4%
Cenovus Energy, Inc.	4.3%
eBay, Inc.	4.3%
NVR, Inc.	4.1%

C000233728 [Member]
Shareholder Report [Line Items]
Fund Name	Smead International Value Fund
Class Name	Class A
Trading Symbol	SVXAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Smead International Value Fund (“Fund”) for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Additional Information Phone Number	877-807-4122
Additional Information Website	smeadcap.com/smead-funds/forms/
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead International Value Fund (Class A/SVXAX)	$75	1.42%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The first half of fiscal year 2025 in the Smead International Value Fund (Class A/SVXAX) produced 12.69% for the shareholders compared to 14.21% for the MSCI EAFE NR Index and 11.81% for the MSCI ACWI ex-US NR Index.
TOP PERFORMANCE CONTRIBUTORS
Our best performers in the fiscal period were Bawag Group (BG AV), Unicredit SPA (UCG IM), and Bankinter (BKT SM).
TOP PERFORMANCE DETRACTORS
The top detractors for the fiscal period were West Fraser Timer (WFG CN), Cenovus Energy (CVE CN), and Whitehaven Coal (WHC AU).

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the completed fiscal years of the Class A shares since its inception on January 12, 2015. It assumes a $10,000 initial investment at inception in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 2025	1 Year	5 Year	10 Year
Smead International Value Fund (Class A/SVXAX) with sales charge	(3.56)%	22.71%	8.06%
Smead International Value Fund (Class A/SVXAX)	2.32%	24.17%	8.70%
MSCI All Country World Index ex-USA (Net-USD)	13.75%	10.37%	5.47%
MSCI EAFE Index Net	13.33%	11.42%	5.97%

Performance Inception Date	Jan. 12, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit smeadcap.com/smead-funds/forms/ for the most recent performance information.
Net Assets	$ 168,890,712
Holdings Count | Holding	28
Investment Company Portfolio Turnover	14.13%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of May 31, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$168,890,712
Total number of portfolio holdings	28
Portfolio turnover rate	14.13%

Holdings [Text Block]
Graphical Representation of Holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
BAWAG Group AG	10.2%
Strathcona Resources Ltd.	7.1%
MEG Energy Corp.	6.9%
UniCredit SpA	6.2%
Cenovus Energy, Inc.	5.5%
Bankinter SA	5.0%
Barclays PLC	4.5%
Pandora AS	4.2%
Glencore PLC	4.0%
Frontline PLC	3.7%
SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
BAWAG Group AG	10.2%
Strathcona Resources Ltd.	7.1%
MEG Energy Corp.	6.9%
UniCredit SpA	6.2%
Cenovus Energy, Inc.	5.5%
Bankinter SA	5.0%
Barclays PLC	4.5%
Pandora AS	4.2%
Glencore PLC	4.0%
Frontline PLC	3.7%

C000233724 [Member]
Shareholder Report [Line Items]
Fund Name	Smead International Value Fund
Class Name	Class C
Trading Symbol	SVXCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Smead International Value Fund (“Fund”) for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Additional Information Phone Number	877-807-4122
Additional Information Website	smeadcap.com/smead-funds/forms/
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead International Value Fund (Class C/SVXCX)	$106	2.00%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The first half of fiscal year 2025 in the Smead International Value Fund (Class C/SVXCX) produced 12.38% for the shareholders compared to 14.21% for the MSCI EAFE NR Index and 11.81% for the MSCI ACWI ex-US NR Index.
TOP PERFORMANCE CONTRIBUTORS
Our best performers in the fiscal period were Bawag Group (BG AV), Unicredit SPA (UCG IM), and Bankinter (BKT SM).
TOP PERFORMANCE DETRACTORS
The top detractors for the fiscal period were West Fraser Timer (WFG CN), Cenovus Energy (CVE CN), and Whitehaven Coal (WHC AU).

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the completed fiscal years of the Class C shares since its inception on January 12, 2015. It assumes a $25,000 initial investment at inception in an appropriate, broad-based securities market index for the same period.
GROWTH OF $25,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 2025	1 Year	5 Year	10 Year
Smead International Value Fund (Class C/SVXCX)	1.72%	23.48%	8.08%
MSCI All Country World Index ex-USA (Net-USD)	13.75%	10.37%	5.47%
MSCI EAFE Index Net	13.33%	11.42%	5.97%

Performance Inception Date	Jan. 12, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit smeadcap.com/smead-funds/forms/ for the most recent performance information.
Net Assets	$ 168,890,712
Holdings Count | Holding	28
Investment Company Portfolio Turnover	14.13%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of May 31, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$168,890,712
Total number of portfolio holdings	28
Portfolio turnover rate	14.13%

Holdings [Text Block]
Graphical Representation of Holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
BAWAG Group AG	10.2%
Strathcona Resources Ltd.	7.1%
MEG Energy Corp.	6.9%
UniCredit SpA	6.2%
Cenovus Energy, Inc.	5.5%
Bankinter SA	5.0%
Barclays PLC	4.5%
Pandora AS	4.2%
Glencore PLC	4.0%
Frontline PLC	3.7%
SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
BAWAG Group AG	10.2%
Strathcona Resources Ltd.	7.1%
MEG Energy Corp.	6.9%
UniCredit SpA	6.2%
Cenovus Energy, Inc.	5.5%
Bankinter SA	5.0%
Barclays PLC	4.5%
Pandora AS	4.2%
Glencore PLC	4.0%
Frontline PLC	3.7%

C000233723 [Member]
Shareholder Report [Line Items]
Fund Name	Smead International Value Fund
Class Name	Class I1
Trading Symbol	SVXFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Smead International Value Fund (“Fund”) for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Additional Information Phone Number	877-807-4122
Additional Information Website	smeadcap.com/smead-funds/forms/
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead International Value Fund (Class I1/SVXFX)	$61	1.15%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The first half of fiscal year 2025 in the Smead International Value Fund (Class I1/SVXFX) produced 12.85% for the shareholders compared to 14.21% for the MSCI EAFE NR Index and 11.81% for the MSCI ACWI ex-US NR Index.
TOP PERFORMANCE CONTRIBUTORS
Our best performers in the fiscal period were Bawag Group (BG AV), Unicredit SPA (UCG IM), and Bankinter (BKT SM).
TOP PERFORMANCE DETRACTORS
The top detractors for the fiscal period were West Fraser Timer (WFG CN), Cenovus Energy (CVE CN), and Whitehaven Coal (WHC AU).

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the completed fiscal years of the Class I1 shares since its inception on January 12, 2015. It assumes a $1,000,000 initial investment at inception in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 2025	1 Year	5 Year	10 Year
Smead International Value Fund (Class I1/SVXFX)	2.59%	24.51%	9.01%
MSCI All Country World Index ex-USA (Net-USD)	13.75%	10.37%	5.47%
MSCI EAFE Index Net	13.33%	11.42%	5.97%

Performance Inception Date	Jan. 12, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit smeadcap.com/smead-funds/forms/ for the most recent performance information.
Net Assets	$ 168,890,712
Holdings Count | Holding	28
Investment Company Portfolio Turnover	14.13%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of May 31, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$168,890,712
Total number of portfolio holdings	28
Portfolio turnover rate	14.13%

Holdings [Text Block]
Graphical Representation of Holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
BAWAG Group AG	10.2%
Strathcona Resources Ltd.	7.1%
MEG Energy Corp.	6.9%
UniCredit SpA	6.2%
Cenovus Energy, Inc.	5.5%
Bankinter SA	5.0%
Barclays PLC	4.5%
Pandora AS	4.2%
Glencore PLC	4.0%
Frontline PLC	3.7%
SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
BAWAG Group AG	10.2%
Strathcona Resources Ltd.	7.1%
MEG Energy Corp.	6.9%
UniCredit SpA	6.2%
Cenovus Energy, Inc.	5.5%
Bankinter SA	5.0%
Barclays PLC	4.5%
Pandora AS	4.2%
Glencore PLC	4.0%
Frontline PLC	3.7%

C000233727 [Member]
Shareholder Report [Line Items]
Fund Name	Smead International Value Fund
Class Name	Class Y
Trading Symbol	SVXYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Smead International Value Fund (“Fund”) for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Additional Information Phone Number	877-807-4122
Additional Information Website	smeadcap.com/smead-funds/forms/
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead International Value Fund (Class Y/SVXYX)	$53	1.00%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The first half of fiscal year 2025 in the Smead International Value Fund (Class Y/SVXYX) produced 12.95% for the shareholders compared to 14.21% for the MSCI EAFE NR Index and 11.81% for the MSCI ACWI ex-US NR Index.
TOP PERFORMANCE CONTRIBUTORS
Our best performers in the fiscal period were Bawag Group (BG AV), Unicredit SPA (UCG IM), and Bankinter (BKT SM).
TOP PERFORMANCE DETRACTORS
The top detractors for the fiscal period were West Fraser Timer (WFG CN), Cenovus Energy (CVE CN), and Whitehaven Coal (WHC AU).

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the completed fiscal years of the Class Y shares since its inception on January 12, 2015. It assumes a $10,000,000 initial investment at inception in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 2025	1 Year	5 Year	10 Year
Smead International Value Fund (Class Y/SVXYX)	2.75%	24.70%	9.15%
MSCI All Country World Index ex-USA (Net-USD)	13.75%	10.37%	5.47%
MSCI EAFE Index Net	13.33%	11.42%	5.97%

Performance Inception Date	Jan. 12, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit smeadcap.com/smead-funds/forms/ for the most recent performance information.
Net Assets	$ 168,890,712
Holdings Count | Holding	28
Investment Company Portfolio Turnover	14.13%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of May 31, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$168,890,712
Total number of portfolio holdings	28
Portfolio turnover rate	14.13%

Holdings [Text Block]
Graphical Representation of Holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
BAWAG Group AG	10.2%
Strathcona Resources Ltd.	7.1%
MEG Energy Corp.	6.9%
UniCredit SpA	6.2%
Cenovus Energy, Inc.	5.5%
Bankinter SA	5.0%
Barclays PLC	4.5%
Pandora AS	4.2%
Glencore PLC	4.0%
Frontline PLC	3.7%
SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
BAWAG Group AG	10.2%
Strathcona Resources Ltd.	7.1%
MEG Energy Corp.	6.9%
UniCredit SpA	6.2%
Cenovus Energy, Inc.	5.5%
Bankinter SA	5.0%
Barclays PLC	4.5%
Pandora AS	4.2%
Glencore PLC	4.0%
Frontline PLC	3.7%

C000233726 [Member]
Shareholder Report [Line Items]
Fund Name	Smead International Value Fund
Class Name	Investor Class
Trading Symbol	SVXLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Smead International Value Fund (“Fund”) for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Additional Information Phone Number	877-807-4122
Additional Information Website	smeadcap.com/smead-funds/forms/
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead International Value Fund (Investor Class/SVXLX)	$66	1.25%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The first half of fiscal year 2025 in the Smead International Value Fund (Investor Class/SVXLX) produced 12.80% for the shareholders compared to 14.21% for the MSCI EAFE NR Index and 11.81% for the MSCI ACWI ex-US NR Index.
TOP PERFORMANCE CONTRIBUTORS
Our best performers in the fiscal period were Bawag Group (BG AV), Unicredit SPA (UCG IM), and Bankinter (BKT SM).
TOP PERFORMANCE DETRACTORS
The top detractors for the fiscal period were West Fraser Timer (WFG CN), Cenovus Energy (CVE CN), and Whitehaven Coal (WHC AU).

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the completed fiscal years of the Investor Class shares since its inception on January 12, 2015. It assumes a $10,000 initial investment at inception in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 2025	1 Year	5 Year	10 Year
Smead International Value Fund (Investor Class/SVXLX)	2.50%	24.38%	8.88%
MSCI All Country World Index ex-USA (Net-USD)	13.75%	10.37%	5.47%
MSCI EAFE Index Net	13.33%	11.42%	5.97%

Performance Inception Date	Jan. 12, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit smeadcap.com/smead-funds/forms/ for the most recent performance information.
Net Assets	$ 168,890,712
Holdings Count | Holding	28
Investment Company Portfolio Turnover	14.13%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of May 31, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$168,890,712
Total number of portfolio holdings	28
Portfolio turnover rate	14.13%

Holdings [Text Block]
Graphical Representation of Holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
BAWAG Group AG	10.2%
Strathcona Resources Ltd.	7.1%
MEG Energy Corp.	6.9%
UniCredit SpA	6.2%
Cenovus Energy, Inc.	5.5%
Bankinter SA	5.0%
Barclays PLC	4.5%
Pandora AS	4.2%
Glencore PLC	4.0%
Frontline PLC	3.7%
SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
BAWAG Group AG	10.2%
Strathcona Resources Ltd.	7.1%
MEG Energy Corp.	6.9%
UniCredit SpA	6.2%
Cenovus Energy, Inc.	5.5%
Bankinter SA	5.0%
Barclays PLC	4.5%
Pandora AS	4.2%
Glencore PLC	4.0%
Frontline PLC	3.7%